Equity-Accounted Investees - Summary of Interest in Joint Venture (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Capital contributions	$ 395,600
Distributions	10,481	$ 0	$ 0
Balance at December 31, 2021	412,858
Sun Stream Bancorp Inc. [Member]
Disclosure of joint ventures [line items]
Balance at December 31, 2020	0
Capital contributions	395,569
Share of net earnings	32,913
Share of other comprehensive income	9,878
Distributions	(25,502)
Balance at December 31, 2021	$ 412,858	$ 0